WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.2%
Alabama - 6.1%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants,
Step bond (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$3,020,000	$2,859,306
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	400,000	458,488
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	1,120,000	1,325,273
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	3,000,000	3,596,070
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	1,700,000	2,315,196

Total Alabama				10,554,333

Arizona - 4.2%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	190,000	244,437	(a)
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,170,000	1,355,293	(b)(c)(d)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	1,000,000	1,123,390	(e)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	216,254	(e)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,073,400	(e)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,310,100
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,983,885

Total Arizona				7,306,759

California - 10.0%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	585,910
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,284,520
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	500,000	586,655	(b)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	200,000	233,626	(b)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project	5.000%	7/1/39	700,000	840,119	(e)
California State Public Works Board Lease Revenue, Various Capital Projects, Series A	5.125%	10/1/31	1,500,000	1,626,690
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	500,000	534,195	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	$360,000	$384,156	(e)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	300,000	303,156
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	400,000	404,208
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	561,185
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	100,000	112,419	(e)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,522,460
Series C	7.000%	11/1/34	2,000,000	3,004,220
Series C	6.500%	11/1/39	2,000,000	3,044,920
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	601,716
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	620,000	671,789

Total California				17,301,944

Colorado - 3.6%
Aristation Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.000%	12/1/38	500,000	523,060
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	164,100
North Range, CO, Metropolitan District #2, GO, Series A, Refunding	5.625%	12/1/37	500,000	522,255
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	4,000,000	4,438,160
Solaris, CO, Metropolitan District #3, GO, Subordinate Limited Tax, Series B	7.000%	12/15/46	500,000	507,650

Total Colorado				6,155,225

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.7%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	$500,000	$599,135
State of Connecticut, GO, Series A	4.000%	4/15/37	600,000	671,064

Total Connecticut				1,270,199

Delaware - 1.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	2,000,000	2,066,660

District of Columbia - 1.6%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,128,560
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	100,000	104,604
KIPP Charter School	6.000%	7/1/33	200,000	237,186	(f)
KIPP Charter School	6.000%	7/1/43	250,000	296,483	(f)

Total District of Columbia				2,766,833

Florida - 2.3%
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	275,638	(e)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	234,485	(e)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	583,360
Martin County, FL, IDA, Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	1,500,000	1,527,465	(b)(e)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	400,000	451,264
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	280,000	283,321
Series A-2	7.375%	5/1/33	285,000	3	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	704,641	563,712	*(g)

Total Florida				3,919,248

Georgia - 0.4%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	4.000%	6/15/49	500,000	550,680	(h)
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	150,000	175,971

Total Georgia				726,651

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 10.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	$500,000	$554,035
Chicago, IL, Board of Education, GO, Series C	5.000%	12/1/32	250,000	297,958
Chicago, IL, GO:
Series 2005D, Refunding	5.500%	1/1/34	1,250,000	1,393,362
Series 2019A	5.000%	1/1/44	500,000	552,515
Series A, Refunding	6.000%	1/1/38	300,000	351,627
Series C, Refunding	5.000%	1/1/25	500,000	553,945
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,000,000	1,104,280
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/42	500,000	576,125	(b)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,717,440	(b)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	1,000,000	1,115,210
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	569,545
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	600,305
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,499,564
Illinois State Finance Authority Revenue, Franciscan Communities Inc., Series A	5.250%	5/15/47	1,000,000	1,056,040
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	121,357
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/26	650,000	734,727
Series 2016, Refunding	5.000%	2/1/29	300,000	340,035
Series A, Refunding	5.000%	10/1/29	1,100,000	1,269,752
Series C	5.000%	11/1/29	1,250,000	1,404,800
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	700,000	184,716
McCormick Place Expansion Project, Series A, State Appropriations	5.000%	6/15/57	350,000	386,453

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
McCormick Place Expansion Project, Series B-2, Refunding	5.000%	6/15/50	$155,000	$157,300
Regional Transportation Authority, IL, GO, Series 2003A, Refunding	6.000%	7/1/29	930,000	1,214,236

Total Illinois				17,755,327

Indiana - 1.6%
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project, Series A	5.000%	7/1/48	2,000,000	2,170,800	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	585,710	(b)

Total Indiana				2,756,510

Kentucky - 3.0%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	1,400,000	1,527,358	(c)(d)
Series B	4.000%	1/1/25	1,500,000	1,662,495	(c)(d)
Owen County, KY Waterworks System Revenue, Kentucky American Water Co. Project, Series A	6.250%	6/1/39	2,000,000	2,007,220

Total Kentucky				5,197,073

Louisiana - 0.5%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	700,000	810,243

Maryland - 2.1%
Maryland State EDC Revenue, Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	473,836	(b)
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	3,000,000	3,243,960

Total Maryland				3,717,796

Massachusetts - 2.8%
Massachusetts State DFA Revenue:
Newbridge Charles Inc., Refunding	5.000%	10/1/47	250,000	275,055	(e)
Tufts Medical Center Inc., Series I, Prerefunded	6.875%	1/1/41	600,000	648,294	(f)
Tufts Medical Center Inc., Series I, Unrefunded	6.875%	1/1/41	400,000	431,900	(f)
UMass Boston Student Housing Project	5.000%	10/1/41	200,000	226,846
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	599,170
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	293,067
Massachusetts State, GO, Consolidated Loan, Series C	5.000%	5/1/49	2,000,000	2,441,020

Total Massachusetts				4,915,352

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 1.4%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$250,000	$276,138
Great Lakes, MI, Water Authority Water Supply System Revenue, Senior Lien, Series C, Refunding	5.000%	7/1/35	200,000	236,938
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	310,000	321,008	(e)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	230,000	240,810	(e)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	430,596
Senior Lien, Great Lakes Water Authority & Sewer, Series C-1, Refunding	5.000%	7/1/44	270,000	290,142
Senior Lien, Great Lakes Water Authority & Sewer, Series C-6, Refunding	5.000%	7/1/33	260,000	295,555
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	293,657	(b)

Total Michigan				2,384,844

Missouri - 2.6%
Kansas City, MO, IDA, Airport System Revenue, Series B	5.000%	3/1/46	650,000	772,337	(b)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	200,000	174,730	(e)
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	500,000	525,205
Lutheran Senior Services	5.000%	2/1/44	750,000	807,082
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,213,560

Total Missouri				4,492,914

Nebraska - 2.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,340,000	3,625,336

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	$300,000	$323,349	(e)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	532,775	(e)

Total Nevada				856,124

New Jersey - 6.3%
Gloucester County, NJ, Pollution Control Financing Authority Revenue, Keystone Urban Renewal, Logan Generating, Refunding, Series A	5.000%	12/1/24	450,000	488,241	(b)
New Jersey State EDA Revenue, Private Activity- The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,678,470	(b)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	125,000	142,286	(b)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	119,270
New Jersey State Higher Education State, Student Assistance Authority Revenue, Subordinate, Series 1B	5.000%	12/1/44	640,000	691,021	(b)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, Series AA	5.250%	6/15/32	4,720,000	5,381,980
Salem County, NJ, Pollution Control Financing Authority Revenue, Chambers Project, Series A	5.000%	12/1/23	2,000,000	2,157,020	(b)
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	150,000	167,805

Total New Jersey				10,826,093

New York - 1.5%
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,324,416	(e)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/36	750,000	884,775	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	300,000	330,843	(b)

Total New York				2,540,034

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/47	$500,000	$565,560

Ohio - 0.4%
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	759,969	(b)

Oklahoma - 1.0%
Payne County, OK, Economic Development Authority Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	215,000	77,400	*(g)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	571,355
Montereau Inc. Project, Series A	7.125%	11/1/30	1,000,000	1,043,220	(f)

Total Oklahoma				1,691,975

Oregon - 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	573,060
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Refunding	5.000%	11/15/51	725,000	797,616

Total Oregon				1,370,676

Pennsylvania - 6.2%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	350,000	386,519
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	200,000	243,184
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	350,000	394,093
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	750,000	861,952
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	572,310	(a)
Montgomery County, PA, Industrial Development Authority, Retirement Community Revenue:
Acts Retirement-Life-Communities, Refunding	5.000%	11/15/28	1,400,000	1,519,896
Acts Retirement-Life-Communities, Refunding	5.000%	11/15/29	1,350,000	1,463,103

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	$250,000	$254,962	(b)(c)(d)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,640,238
Philadelphia, PA, Authority for IDR:
City Service Agreement Rebuild Project	5.000%	5/1/38	500,000	598,345
Discovery Charter School Project	6.250%	4/1/37	500,000	514,485
Performing Arts Charter School Project	6.000%	6/15/23	360,000	368,968	(e)

Total Pennsylvania				10,818,055

Texas - 18.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	222,658
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	565,945
Central Texas Regional Mobility Authority Revenue, Subordinated Lien, Refunding	5.000%	1/1/42	2,000,000	2,166,120
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	500,000	615,180	(a)(b)
Dallas/Fort Worth, TX, International Airport Revenue, Joint Improvement, Series D	5.000%	11/1/42	4,000,000	4,282,200	(b)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B (Step bond, 0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	1,500,000	1,586,850
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue , Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,018,560	(b)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	23,619	(b)
Series 2017	5.000%	11/1/36	20,000	23,401	(b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	5,000,000	5,190,800
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
MRC Crestview	5.000%	11/15/36	550,000	593,907
Westminster Manor Project	5.000%	11/1/40	1,000,000	1,104,180
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	100,000	113,347

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	$150,000	$166,836
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	150,000	169,422
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project	5.000%	4/1/39	1,165,000	1,237,999
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	802,214
Texas Midwest Public Facility Corp., Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	690,000	*(g)
Texas Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,115,580	(b)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	930,000	1,089,802
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/28	1,500,000	1,650,585
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,197,160
Senior Lien, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project	6.875%	12/31/39	1,000,000	1,021,990
Texas State Public Finance Authority Charter School Finance Corp. Revenue, Cosmos Foundation Inc., Series A	6.200%	2/15/40	1,000,000	1,026,470	(f)
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,000,000	1,212,080
Willacy County, TX, Jail, Public Facilities Corp. Project Revenue	7.500%	11/1/25	360,000	335,678

Total Texas				32,222,583

U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	2,400,000	2,400,792

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.8%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	$350,000	$423,304
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	283,963
Utah State Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	550,000	613,519

Total Utah				1,320,786

Virginia - 2.3%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	288,993	(b)
Series B, Refunding	5.000%	7/1/45	300,000	344,703	(b)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	1,000,000	1,091,830	(b)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,175,200	(b)

Total Virginia				3,900,726

Wisconsin - 1.6%
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue:
American Dream @ Meadowlands Project	5.000%	12/1/27	450,000	508,801	(e)
American Dream @ Meadowlands Project	7.000%	12/1/50	250,000	298,758	(e)
Public Finance Authority, WI, Revenue:
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	631,416	(b)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	250,000	263,498	(e)
Public Finance Authority, WI, Student Housing
Revenue, CHF Wilmington LLC, University of
North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,153,870

Total Wisconsin				2,856,343

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $156,803,748)				169,852,963

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.0%
MUNICIPAL BONDS - 2.0%
California - 0.5%
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, Refunding, LOC - FHLMC, LIQ - FHLMC	1.360%	4/1/32	$100,000	$100,000	(i)(j)
San Diego, CA, Housing Authority Revenue, Studio 15, Series B, LOC - Citibank N.A.	1.460%	10/1/39	700,000	700,000	(b)(i)(j)

Total California				800,000

New York - 0.6%
New York City, NY, TFA Revenue, Future Tax Secured, Subordinated Series A, SPA - JPMorgan Chase & Co.	1.480%	8/1/45	1,000,000	1,000,000	(i)(j)
New York State HFA Revenue, 42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.490%	11/1/41	100,000	100,000	(b)(i)(j)

Total New York				1,100,000

North Carolina - 0.5%
City of Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.390%	7/1/36	500,000	500,000	(i)(j)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, Series A, SPA - JPMorgan Chase & Co.	1.420%	11/1/34	300,000	300,000	(i)(j)

Total North Carolina				800,000

Texas - 0.3%
Gulf Coast, TX, IDA, Waste Disposal Revenue, Exxon Mobil Corp. Project, Series A	1.520%	6/1/30	100,000	100,000	(b)(i)(j)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System, Subseries C-2	1.500%	12/1/27	200,000	200,000	(i)(j)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	1.500%	12/1/41	300,000	300,000	(i)(j)

Total Texas				600,000

Washington - 0.1%
Washington State HFC Revenue, Panorama Project, Series P, Refunding, LOC - Wells Fargo Bank N.A.	1.470%	4/1/43	200,000	200,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,500,000)				3,500,000

TOTAL INVESTMENTS - 100.2% (Cost - $160,303,748)				173,352,963
Liabilities in Excess of Other Assets - (0.2)%				(391,750)

TOTAL NET ASSETS - 100.0%				$172,961,213

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on these securities is currently in default as of July 31, 2019.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

At July 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	16	9/19	$2,741,097	$2,841,000	$(99,903)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$169,852,963	—	$169,852,963
Short-Term Investments†	—	3,500,000	—	3,500,000

Total Investments	—	$173,352,963	—	$173,352,963

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$99,903	—	—	$99,903

†	See Schedule of Investments for additional detailed categorizations.